DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS

NOTE 3 - DISCONTINUED OPERATIONS

In December 2005, the Company committed to a plan to cease the operations of its entertainment segment in the United States. Accordingly, as of that date, the assets, liabilities and results of operations of the entertainment segment were classified as discontinued operations in the Company's consolidated financial statements.

In January 2011, the operations of the entertainment segment were liquidated.

In connection with the Company's settlement of certain assessments with the Internal Revenue Service ("IRS")(see Note 13), the Company recognized $79 and $5,787 of changes in uncertain income tax positions in 2012 and 2011, respectively, including interest and penalties, related to its entertainment segment in income from discontinued operations.

During the year ended December 31, 2012, the Company committed to a plan to cease the operations of its subsidiary in France (I-SEC France) and in November 2012 transferred control of the subsidiary to a court-appointed liquidator. The subsidiary provided aviation security services in France.

During the year ended December 31, 2012, the Company ceased the operations of its subsidiaries in Romania (I-SEC Romania) and Hungary (I-SEC Hungary), which provided aviation security services in the respective countries. The subsidiaries are in the process of liquidation.

A summary of the Company's assets and liabilities from discontinued operations as of December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$-	$323
Accounts receivable, net	-	529
Prepaid expenses and other current assets	-	185
Total current assets from discontinued operations	-	1,037

Property and equipment, net	-	34
Other assets	-	335
Total assets from discontinued operations	$-	$1,406

LIABILITIES
CURRENT LIABILITIES:
Accounts payable	$-	$158
Accrued expenses and other current liabilities	-	1,620
Income taxes payable	1,937	1,866
Total current liabilities from discontinued operations	$1,937	$3,644

A summary of the Company's results from discontinued operations for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Year Ended December 31,
	2012	2011	2010

Revenue	$2,752	$5,604	$6,071
Cost of revenue	3,203	7,447	6,938
EXCESS OF COSTS OF REVENUES OVER REVENUE	(451)	(1,843)	(867)
Selling, general and administrative expenses	480	435	705
OPERATING LOSS	(931)	(2,278)	(1,572)
Other income (expense), net	(65)	2,146	(92)
Income tax benefit	-	2,919	155
Income (loss) from discontinued operations	$(996)	$2,787	$(1,509)